Capital Management	12 Months Ended
Dec. 31, 2024
Capital Management [Abstract]
Capital management
41.	Capital management

The Group’s objective for managing capital is to ensure that it has the necessary financial resources to meet working capital, capital expenditure and debt repayment requirements for the next 12 months, taking into account debt ratios to maintain the confidence of investors, creditors and the market. The Group monitors capital on the basis of the liabilities to assets ratio. Total capital is shown as “Equity” in the consolidated statements of financial position, which is also equal to total assets minus total liabilities. The Group’s liabilities to assets ratio at December 31, 2023 and 2024 was 40% and 61% respectively.

The Group has incurred recurring losses from operations, negative working capital and net cash outflows from operating activities that raise substantial doubt about its ability to continue as a going concern, Management’s plans regarding these matters are described in Note 1.